                        SUPPLEMENT DATED FEBRUARY 6, 2006
                                       TO
                         PROSPECTUSES DATED MAY 2, 2005

This Supplement is intended for distribution with prospectuses dated May 2, 2005 for certain variable annuity contracts issued by John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York. The prospectuses involved bear the title "Wealthmark Variable Annuity" or "Wealthmark ML3 Variable Annuity." We refer to these prospectuses as the "Product Prospectuses."

                 CHANGES TO NAMES OF VARIABLE INVESTMENT OPTIONS

Effective February 6, 2006, Scudder Investments is changing its name to DWS Scudder representing the alignment of Scudder with all of Deutsche Bank's fund operations around the world.

1. WE REVISE THE TABLE ON THE FRONT PAGE OF THE PRODUCT PROSPECTUSES THAT LISTS THE INVESTMENT OPTIONS AVAILABLE AS FOLLOWS:


--------------------------------------------------------------------------------
                         DWS INVESTMENTS VIT FUNDS TRUST

DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC.
DWS RREEF Real Estate Securities VIP (formerly, Scudder Real Estate Securities Portfolio)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             DWS VARIABLE SERIES I

DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC.
DWS Bond VIP, (formerly, Bond Portfolio)
DWS Capital Growth VIP (formerly, Capital Growth Portfolio)
DWS Global Opportunities VIP (formerly, Global Discovery Portfolio)
DWS Growth & Income VIP (formerly, Growth and Income Portfolio)
DWS Health Care VIP (formerly, Health Sciences Portfolio)
DWS International VIP (formerly, International Portfolio)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             DWS VARIABLE SERIES II

DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC.
DWS Blue Chip VIP (formerly, Scudder Blue Chip Portfolio)
DWS Income Allocation VIP (formerly, Scudder Conservative Income Strategy Portfolio)
DWS Core Fixed Income VIP (formerly, Scudder Fixed Income Portfolio
DWS Global Thematic VIP (formerly, Scudder Global Blue Chip Portfolio)
DWS Government & Agency Securities VIP (formerly, Scudder Government & Agency Securities Portfolio)
DWS Moderate Allocation VIP (formerly, Scudder Growth & Income Strategy
Portfolio)
DWS Growth Allocation VIP (formerly, Scudder Growth Strategy Portfolio)
DWS High Income VIP (formerly, Scudder High Income Portfolio)
DWS Conservative Allocation VIP (formerly, Scudder Income & Growth Strategy Portfolio)
DWS International Select Equity VIP (formerly, Scudder International Select Equity Portfolio
DWS Large Cap Value VIP (formerly, Scudder Large Cap Value Portfolio)
DWS Mercury Large Cap Core VIP (formerly, Scudder Mercury Large Cap Core Portfolio)
DWS Mid Cap Growth VIP (formerly, Scudder Mid Cap Growth Portfolio)
DWS Money Market VIP (formerly, Scudder Money Market Portfolio)
DWS Salomon Aggressive Growth VIP (formerly, Scudder Salomon Aggressive Growth) DWS Small Cap Growth VIP (formerly, Scudder Small Cap Growth Portfolio)
DWS Strategic Income VIP (formerly, Scudder Strategic Income Portfolio)
DWS Technology VIP (formerly, Scudder Technology Growth Portfolio)
DWS Templeton Foreign Value VIP (formerly, Scudder Templeton Foreign Value Portfolio)
DWS Balanced VIP (formerly, Scudder Total Return Portfolio)
DWS Equity 500 Index VIP (formerly, Scudder VIT Equity 500 Index)
DWS Davis Venture Value VIP (formerly, SVS Davis Venture Value Portfolio
DWS Dreman Financial Services VIP (formerly, SVS Dreman Financial Services Portfolio)
DWS Dreman High Return Equity VIP (formerly, SVS Dreman High Return Equity Portfolio)
DWS Dreman Small Cap Value VIP (formerly, SVS Dreman Small Cap Value Portfolio) DWS Janus Growth & Income VIP (formerly, SVS Janus Growth and Income Portfolio) DWS Janus Growth Opportunities VIP (formerly, SVS Janus Growth Opportunities Portfolio)
DWS MFS Strategic Value VIP (formerly, SVS MFS Strategic Value Portfolio)
DWS Oak Strategic Equity VIP (formerly, SVS Oak Strategic Equity Portfolio)
DWS Turner Mid Cap Growth VIP (formerly, SVS Turner Mid Cap Growth Portfolio)
--------------------------------------------------------------------------------

2. WE REVISE THE TABLE IN THE PRODUCT PROSPECTUSES THAT CONTAINS A GENERAL DESCRIPTION OF THE PORTFOLIOS TO REFLECT THE NAME CHANGE AND UPDATE THE INVESTMENT DESCRIPTION AS FOLLOWS:


------------------------------------------------------------------------------------------------------------------------------------
                         DWS INVESTMENTS VIT FUNDS TRUST
------------------------------------------------------------------------------------------------------------------------------------
DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC.
------------------------------------------------------------------------------------------------------------------------------------


DWS RREEF Real Estate            seeks long-term capital appreciation and current
Securities VIP (formerly,        income by investing primarily in real estate
Scudder Real Estate Securities   securities.
Portfolio)
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                              DWS VARIABLE SERIES I
------------------------------------------------------------------------------------------------------------------------------------
DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC.
------------------------------------------------------------------------------------------------------------------------------------

DWS Bond VIP, (formerly, Bond    Seeks to provide a high level of income consistent with a high quality portfolio of debt
Portfolio)                       securities. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in bonds of any maturity.
------------------------------------------------------------------------------------------------------------------------------------
DWS Capital Growth VIP           seeks to maximize long-term capital growth through a broad and flexible investment program.
(formerly, Capital Growth
Portfolio)
------------------------------------------------------------------------------------------------------------------------------------
DWS Global Opportunities VIP     seeks above-average capital appreciation over the long term by investing primarily in the equity
(formerly, Global Discovery      securities of small companies located throughout the world.
Portfolio)
------------------------------------------------------------------------------------------------------------------------------------
DWS Growth & Income VIP          seeks long-term growth of capital, current income and growth of income.
(formerly, Growth and Income
Portfolio)
------------------------------------------------------------------------------------------------------------------------------------
DWS Health Care VIP              seeks long-term growth of capital by investing at least 80% of total assets, plus the amount of any
(formerly, Health Sciences       borrowings for investment purposes, in common stocks of companies in the health sector.
Portfolio)
------------------------------------------------------------------------------------------------------------------------------------
DWS International VIP            seeks long-term growth of capital primarily through diversified holdings of marketable foreign
(formerly, International         equity investments.
Portfolio)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                             DWS VARIABLE SERIES II
------------------------------------------------------------------------------------------------------------------------------------
DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC.
------------------------------------------------------------------------------------------------------------------------------------

DWS Blue Chip VIP (formerly,     seeks growth of capital and income.
Scudder Blue Chip Portfolio)
------------------------------------------------------------------------------------------------------------------------------------
DWS Income Allocation VIP        seeks current income and, as a secondary objective, long-term growth of capital.
(formerly, Scudder
Conservative Income Strategy
Portfolio)
------------------------------------------------------------------------------------------------------------------------------------
DWS Core Fixed Income VIP        seeks high current income.
(formerly, Scudder Fixed
Income Portfolio
------------------------------------------------------------------------------------------------------------------------------------
DWS Global Thematic VIP          seeks long-term capital growth.
(formerly, Scudder Global Blue
Chip Portfolio)
------------------------------------------------------------------------------------------------------------------------------------
DWS Government & Agency          seeks high current income consistent with preservation of capital.
Securities VIP (formerly,
Scudder Government & Agency
Securities Portfolio)
------------------------------------------------------------------------------------------------------------------------------------
DWS Moderate Allocation VIP      seeks a balance of long-term growth of capital and current income with an emphasis on growth of
(formerly, Scudder Growth &      capital.
Income Strategy Portfolio)
------------------------------------------------------------------------------------------------------------------------------------
DWS Growth Allocation VIP        seeks long-term growth of capital.
(formerly, Scudder Growth
Strategy Portfolio)
------------------------------------------------------------------------------------------------------------------------------------
DWS High Income VIP (formerly,   seeks to provided a high level of current income
Scudder High Income Portfolio)
------------------------------------------------------------------------------------------------------------------------------------
DWS Conservative Allocation      seeks a balance of current income and long-term growth of capital with an emphasis on current
VIP (formerly, Scudder Income    income.
& Growth Strategy Portfolio)
------------------------------------------------------------------------------------------------------------------------------------
DWS International Select         seeks capital appreciation.
Equity VIP (formerly, Scudder
International Select Equity
Portfolio
------------------------------------------------------------------------------------------------------------------------------------
DWS Large Cap Value VIP          seeks to achieve a high rate of total return.
(formerly, Scudder Large Cap
Value Portfolio)
------------------------------------------------------------------------------------------------------------------------------------
DWS Mercury Large Cap Core VIP   seeks long-term capital growth by investing primarily in a diversified portfolio of equity
(formerly, Scudder Mercury       securities of large-cap companies located in the U.S.
Large Cap Core Portfolio)
------------------------------------------------------------------------------------------------------------------------------------
DWS Mid Cap Growth VIP           seeks long-term capital growth
(formerly, Scudder Mid Cap
Growth Portfolio)
------------------------------------------------------------------------------------------------------------------------------------
DWS Money Market VIP             seeks maximum current income to the extent consistent with stability of principal.
(formerly, Scudder Money
Market Portfolio
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                             DWS VARIABLE SERIES II
------------------------------------------------------------------------------------------------------------------------------------
DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC.
------------------------------------------------------------------------------------------------------------------------------------

DWS Salomon Aggressive Growth     seeks capital appreciation.
VIP (formerly, Scudder Salomon
Aggressive Growth)
------------------------------------------------------------------------------------------------------------------------------------
DWS Small Cap Growth VIP          seeks maximum appreciation of investors' capital.
(formerly, Scudder Small Cap
Growth  Portfolio)
------------------------------------------------------------------------------------------------------------------------------------
DWS Strategic Income VIP          seeks high current return through investing mainly in Bonds issued by US and foreign corporations
(formerly, Scudder Strategic      and governments.
Income Portfolio)
------------------------------------------------------------------------------------------------------------------------------------
DWS Technology VIP (formerly,     seeks growth of capital.
Scudder Technology Growth
Portfolio)
------------------------------------------------------------------------------------------------------------------------------------
DWS Templeton Foreign Value       seeks long-term capital growth by investing, under normal market conditions, at least 80% of its
VIP (formerly, Scudder            net assets in equity securities of companies outside the U.S., including emerging markets.
Templeton Foreign Value
Portfolio)
------------------------------------------------------------------------------------------------------------------------------------
DWS Balanced VIP (formerly,       seeks high total return, a combination of income and capital appreciation.
Scudder Total Return Portfolio)
------------------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP          seeks to replicate, as closely as possible, before deduction of expenses, the performance of the
(formerly, Scudder VIT Equity     Standard & Poor's 500 Composite Stock Price Index, which emphasizes stocks of large U.S.
500 Index)                        companies.
------------------------------------------------------------------------------------------------------------------------------------
DWS Davis Venture Value VIP       seeks growth of capital.
(formerly, SVS Davis Venture
Value Portfolio
------------------------------------------------------------------------------------------------------------------------------------
DWS Dreman Financial Services     seeks long-term capital appreciation.
VIP (formerly, SVS Dreman
Financial Services Portfolio)
------------------------------------------------------------------------------------------------------------------------------------
DWS Dreman High Return Equity     seeks to achieve a high rate of total return.
VIP (formerly, SVS Dreman High
Return Equity Portfolio)
------------------------------------------------------------------------------------------------------------------------------------
DWS Dreman Small Cap Value VIP    seeks long-term capital appreciation.
(formerly, SVS Dreman Small
Cap Value Portfolio)
------------------------------------------------------------------------------------------------------------------------------------
DWS Janus Growth & Income VIP     seeks long-term capital growth and current income.
(formerly, SVS Janus Growth
and Income Portfolio)
------------------------------------------------------------------------------------------------------------------------------------
DWS Janus Growth Opportunities    seeks long-term growth of capital in a manner consistent with the preservation of capital.
VIP (formerly, SVS Janus
Growth Opportunities Portfolio)
------------------------------------------------------------------------------------------------------------------------------------
DWS MFS Strategic Value VIP       seeks capital appreciation.
(formerly, SVS MFS Strategic
Value Portfolio)
------------------------------------------------------------------------------------------------------------------------------------
DWS Oak Strategic Equity VIP      seeks long-term capital growth.
(formerly, SVS Oak Strategic
Equity Portfolio)
------------------------------------------------------------------------------------------------------------------------------------
DWS Turner Mid Cap Growth VIP     seeks capital appreciation.
(formerly, SVS Turner Mid Cap
Growth Portfolio)
------------------------------------------------------------------------------------------------------------------------------------

All other references in the Product Prospectuses are hereby amended to reflect the change of names shown above

YOU CAN OBTAIN A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ON EACH OF THE UNDERLYING PORTFOLIOS, BY CONTACTING THE ANNUITY SERVICE OFFICE SHOWN ON THE FIRST PAGE OF THE PRODUCT PROSPECTUS. YOU SHOULD READ THE PORTFOLIO'S PROSPECTUS CAREFULLY BEFORE INVESTING IN THE CORRESPONDING VARIABLE INVESTMENT OPTION.







Wealthmark                 333-70728, 333-70730
Wealthmark ML3             333-70850
NYWealthmark               33-79112, 33-46217
NYWealthmark ML3           333-83558


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